     As filed with the Securities and Exchange Commission on March 15, 2002
                                               Securities Act File No. 333-12075

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                 Pre-Effective Amendment No.   1
                                              --
                 Post-Effective Amendment No.
                                              --

                              KOBREN INSIGHT FUNDS
     ----------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (617) 535-0525
     ----------------------------------------------------------------------
                        (Area Code and Telephone Number)

       20 William Street, Suite 310, Wellesley Hills, Massachusetts 02181
--------------------------------------------------------------------------------
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Name and Address of Agent for Service:                Copies to:

Gail A. Hanson, Esq.                                  Michelle H. Rhee, Esq.
Kobren Insight Funds                                  Hale and Dorr LLP
101 Federal Street, 6th Floor                         60 State Street
Boston, MA 02110                                      Boston, MA 02109

Title of Securities Being Registered:
Shares of beneficial interest, par value $.001 per share

     No filing fee is due because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

     This Registration Statement relates to shares previously registered on Form N-1A (File Nos. 333-12075, 811-07813).

     Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective.

There are no amendments to the Registration Statement on Form N-14 filed on February 15, 2002; that form of Registration Statement is hereby incorporated by reference in its entirety. The purpose of this Pre-Effective Amendment No. 1 is to state the effectiveness of the Registration Statement filed on February 15, 2002 will be March 18, 2002.

                                     PART C:
                                OTHER INFORMATION

Item 15. Indemnification.

The response to this Item 15 is incorporated by reference to Item 27 of Pre-Effective Amendment No. 1 (Accession No. 0000927405-96-000432) to the Registrant's Registration Statement on Form N-1A as filed with the SEC on November 8, 1996.

Item 16.   Exhibits.

(1)(a)(i) Declaration of Trust is incorporated by reference to Exhibit 1 of the Registrant's Registration Statement on Form N-1A (File Nos. 333-12075, 811-07813) as filed with the SEC on September 16, 1996 (Accession No. 0000927405-96-000374)(the "Form N-1A Registration Statement").

   (a)(ii) Amendment to the Declaration of Trust on behalf of Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(a) of Post-Effective Amendment No. 9 to the Form N-1A Registration Statement as filed with the SEC on December 17, 1998 (Accession No. 0000927405-98-000378) ("Post-Effective Amendment No. 9").

(2) By-Laws are incorporated by reference to Exhibit 2 of the Form N-1A Registration Statement.

(3)     Not Applicable.

(4) Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to Part A of this Registration Statement.

(5)     Not Applicable.

(6)(a) Investment Advisory Agreement with Kobren Insight Management, Inc. dated November 15, 1996 is incorporated by reference to Exhibit 5 of Post-Effective Amendment No. 2 to the Form N-1A Registration Statement filed with the SEC on April 22, 1998 (Accession No.
        0000927405-98-000133) ("Post-Effective Amendment No. 2").

   (b) Amendment to Investment Advisory Agreement with Kobren Insight Management, Inc. on behalf of Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(d) of Post-Effective Amendment No. 9.

   (c) Form of Amendment to Investment Advisory Agreement with Kobren Insight Management, Inc. on behalf of Kobren Growth Fund and Kobren Moderate Growth Fund is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 12 to the Form N-1A Registration Statement filed with the SEC on April 30, 1999 (Accession No.
        0000927405-99-000161) ("Post-Effective Amendment No. 12").

   (d) Subadvisory Agreement with Delphi Management, Inc. on behalf of Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(d) of Post-Effective Amendment No. 9.

(7)(a) Distribution Agreement with Kobren Insight Brokerage, Inc. dated November 15, 1996 is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 2.

   (b) Amendment to Distribution Agreement with Kobren Insight Brokerage, Inc. on behalf of Kobren Delphi Value Fund is incorporated by reference to
        Exhibit 23(e) of Post-Effective Amendment No. 9.

   (c) Form of Amendment to Distribution Agreement with Kobren Insight Brokerage, Inc. on behalf of Kobren Growth Fund is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 12.

(8)     Not Applicable.

(9)(a) Custody Agreement with Boston Safe Deposit and Trust Company dated November 18, 1996 is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 2.

    (b) Amendment to Custody Agreement with Boston Safe Deposit and Trust Company dated January 8, 1998 is incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 2.

    (c) Sub-Custodian Agreement with Boston Safe Deposit and Trust Company and National Financial Services Corporation dated January 8, 1998 is incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 2.

    (d) Amendment to Custody Agreement with Boston Safe Deposit and Trust Company on behalf of Kobren Delphi Value Fund dated October 8, 1998 is incorporated by reference to Exhibit 23(g) of Post-Effective Amendment No. 5 to the Form N-1A Registration Statement as filed with the SEC on October 27, 1998 (Accession No. 0000927405-97-000313) ("Post-Effective
        Amendment No. 5").

(10)(a) Plan of Distribution pursuant to Rule 12b-1 on behalf of the Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(m) of Post-Effective Amendment No. 5.

    (b) Plan pursuant to Rule 18f-3 on behalf of Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(o) of Post-Effective Amendment No. 5.

   (11) Not Applicable.

   (12) Not Applicable.

(13)(a) Transfer Agency Agreement with First Data Investor Services Group, Inc. dated November 15, 1996 is incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 1 to the Form N-1A Registration Statement as filed with the SEC on June 13, 1997 (Accession No.
        0000927405-97-000202) ("Post-Effective Amendment No. 1").

    (b) Amendment to Transfer Agency Agreement with First Data Investor Services Group, Inc. dated June 30, 1998 is incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 3 to the Form N-1A Registration Statement as filed with the SEC on September 4, 1998 (Accession No. 0000927405-98-000293) ("Post-Effective Amendment No. 3").

    (c) Amendment to Transfer Agency Agreement with First Data Investor Services Group, Inc. on behalf of Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(h) of Post-Effective Amendment No. 9.

    (d) Administration Agreement with First Data Investor Services Group, Inc. dated November 15, 1996 is incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 1.

    (e) Amendment to Administration Agreement with First Data Investor Services Group, Inc. on behalf of Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(h) of Post-Effective Amendment No. 9.

   (14) Consents of Independent Accountants is filed herewith.

   (15) Not Applicable.

   (16) Power of attorney is filed herewith.

Item 17. Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant hereby undertakes to file an executed tax opinion of counsel as a post-effective amendment to its registration statement on or after the reorganization closing date.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, KOBREN INSIGHT FUNDS, has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Wellesley, and Commonwealth of Massachusetts on the 15th day of March, 2002.

                                                  KOBREN INSIGHT FUNDS


                                                  By: /s/ Eric M. Kobren
                                                      Eric M. Kobren, President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

---------------------------------------- -------------------------------------------------- --------------------------
              Signatures                                       Title                                  Date
---------------------------------------- -------------------------------------------------- --------------------------

/s/ Eric M. Kobren                       President, Chairman of the Board and Trustee       March 15, 2002
-----------------------                  (Chief Executive Officer)
Eric M. Kobren

---------------------------------------- -------------------------------------------------- --------------------------

/s/ Eric J. Godes                        Treasurer, Chief Financial Officer and Chief       March 15, 2002
-----------------------                  Accounting Officer
 Eric J. Godes

---------------------------------------- -------------------------------------------------- --------------------------

Edward B. Bloom*                         Trustee                                            March 15, 2002
-----------------------
Edward B. Bloom

---------------------------------------- -------------------------------------------------- --------------------------

Michael P. Castellano*                   Trustee                                            March 15, 2002
-----------------------
Michael P. Castellano
---------------------------------------- -------------------------------------------------- --------------------------

Arthur Dubroff*                          Trustee                                            March 15, 2002
-----------------------
Arthur Dubroff
---------------------------------------- -------------------------------------------------- --------------------------

Robert I. Goldfarb*                      Trustee                                            March 15, 2002
-----------------------
Robert I. Goldfarb
---------------------------------------- -------------------------------------------------- --------------------------

Stuart J. Novick*                        Trustee                                            March 15, 2002
-----------------------
Stuart J. Novick
---------------------------------------- -------------------------------------------------- --------------------------

* By: /s/ Eric J. Godes
      ---------------------
      Eric J. Godes
      Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit
Number           Description

(14)             Consents of Independent Accountants

(16)             Power of attorney